SEPARATE ACCOUNT KG
OF
COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL
INFORMATION DATED MAY 1, 2006

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Effective May 1, 2006, the DWS Salomon Aggressive Growth VIP changed its name to DWS Legg Mason Aggressive Growth VIP.

As of May 1, 2006, throughout the prospectuses and statements of additional information any references to DWS Salomon Aggressive Growth VIP are deleted, and replaced by inserting references to DWS Legg Mason Aggressive Growth VIP.

If a Contract Owner has amounts allocated to the Sub-Account investing in the DWS Salomon Aggressive Growth VIP, the Contract Owner will be permitted to make one transfer of all amounts in the DWS Salomon Aggressive Growth VIP to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve “free” transfers permitted each contract year.  The Company must receive such request within 60 days of the receipt of this notice of the right to transfer.

If you should have any questions, please call 1-800-782-8380 for assistance.

For more information, see the Prospectus Supplement for Scudder Variable Series II dated September 19, 2005.

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On August 24, 2006, shareholders of the DWS Dreman Financial Services VIP and DWS MFS Strategic Value VIP approved a merger with the DWS Dreman High Return Equity VIP of the DWS Variable Series II. The merger was effective as of the close of business on September 15, 2006.

As of August 24, 2006, throughout the prospectuses and statements of additional information any references to DWS Dreman Financial Services VIP and DWS MFS Strategic Value VIP are deleted, and replaced by inserting references to DWS Dreman High Return Equity VIP.

As a result of this merger, for a period of 60 days from receipt of this notice, each Contract owner will be permitted to make one transfer of all amounts in the DWS Dreman Financial Services VIP and DWS MFS Strategic Value VIP to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve “free” transfers permitted each contract year.

Under the section entitled Scudder Variable Series II under “INVESTMENT OBJECTIVES AND POLICIES”, references to the DWS Dreman Financial Services VIP and DWS MFS Strategic Value VIP under Scudder Variable Series II are deleted, and information about DWS Dreman High Return Equity VIP is added as follows:

The investment objective of the DWS Dreman High Return Equity VIP seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities.  The portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the

S&P 500 Index and that the portfolio managers believe are undervalued. Dreman Value Management L.L.C. is the subadvisor to the portfolio.

If you should have any questions, please call 1-800-782-8380 for assistance.

For more information, see the Prospectus Supplement for DWS Variable Series II dated May 12, 2006.

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On October 31, 2006, shareholders of the DWS Legg Mason Aggressive Growth VIP, DWS Oak Strategic Equity VIP and DWS Janus Growth Opportunities VIP of the DWS Variable Series II approved a merger with the DWS Capital Growth VIP of the DWS Variable Series I. The merger was effective as of the close of business on December 8, 2006.

As a result of this merger, for a period of 60 days from receipt of this notice, each Contract owner will be permitted to make one transfer of all amounts in the DWS Legg Mason Aggressive Growth VIP, DWS Oak Strategic Equity VIP and DWS Janus Growth Opportunities VIP to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve “free” transfers permitted each contract year.

Under the section entitled DWS Variable Series II under “INVESTMENT OBJECTIVES AND POLICIES”, references to the DWS Legg Mason Aggressive Growth VIP, DWS Oak Strategic Equity VIP and DWS Janus Growth Opportunities VIP under Scudder Variable Series II are deleted, and information about DWS Capital Growth VIP is added under the section entitled DWS Variable Series I as follows:

The investment objective of the DWS Capital Growth VIP seeks to maximize long-term capital growth through a broad and flexible investment program. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index or the Russell 1000 Growth Index.

If you should have any questions, please call 1-800-782-8380 for assistance.

For more information, see the Prospectus Supplement for DWS Variable Series II dated July 12, 2006.

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Effective November 1, 2006, Salomon Brothers Asset Management Inc. (“SBAM”) resigned as the subadvisor of the DWS Legg Mason Aggressive Growth VIP of the Scudder Variable Series II.  As of November 1, 2006, throughout the prospectuses any references to Salomon Brothers Asset Management Inc. (“SBAM”) are deleted.

Effective November 1, 2006, following the resignation of the subadvisor, DWS Legg Mason Aggressive Growth VIP changed its name to DWS All Cap Growth VIP.

As of November 1, 2006, throughout the prospectuses and statements of additional information any references to DWS Legg Mason Aggressive Growth VIP are deleted, and replaced by inserting references to DWS All Cap Growth VIP.

If a Contract Owner has amounts allocated to the Sub-Account investing in the DWS Legg Mason Aggressive Growth VIP, the Contract Owner will be permitted to make one transfer of all amounts in the DWS Legg Mason Aggressive Growth VIP to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve

“free” transfers permitted each contract year.  The Company must receive such request within 60 days of the receipt of this notice of the right to transfer.

In addition, following the name change above, the DWS All Cap Growth VIP will merge into the DWS Capital Growth VIP on December 8, 2006 as noted above.

If you should have any questions, please call 1-800-782-8380 for assistance.

For more information, see the Prospectus Supplement for DWS Variable Series II dated October 2, 2006.

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Effective November 3, 2006, the DWS Dreman Small Cap Value VIP changed its name to DWS Dreman Small Mid Cap Value VIP and adopted a new investment objective and strategy, as described below

As of November 3, 2006, throughout the prospectuses and statements of additional information any references to DWS Dreman Small Cap Value VIP are deleted, and replaced by inserting references to DWS Dreman Small Mid Cap Value VIP.

If a Contract Owner has amounts allocated to the Sub-Account investing in the DWS Dreman Small Cap Value VIP, the Contract Owner will be permitted to make one transfer of all amounts in the DWS Dreman Small Cap Value VIP to the other investment options available under the Contract without the imposition of any charge and without that transfer counting as one of the twelve “free” transfers permitted each contract year.  The Company must receive such request within 60 days of the receipt of this notice of the right to transfer.

Under the section entitled Scudder Variable Series II under “INVESTMENT OBJECTIVES AND POLICIES”, references to the DWS Dreman Small Cap Value VIP under Scudder Variable Series II are deleted, and information about DWS Dreman Small Mid Cap Value VIP is added as follows:

Scudder Variable Series II

Adviser: Deutsche Investment Management Americas Inc.

DWS Dreman Small Mid Cap Value VIP – seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies.  The portfolio defines small companies as those that are similar in market value to those in the Russell 2000 Value Index. The portfolio defines mid-size companies as those that are similar in market value to those in the Russell Midcap Value Index.  The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of each index.  Dreman Value Management L.L.C. is the subadvisor to the portfolio.  This portfolio was formerly known as DWS Dreman Small Cap Value VIP.

For more information, see the Prospectus Supplement for DWS Variable Series II dated August 11, 2006.

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Effective December 31, 2006, Deutsche Asset Management, Inc. (“DeAM, Inc.”) merged into Deutsche Investment Management Americas Inc. (“DIMA”) as the investment manager of the DWS Equity 500 Index VIP of the DWS Investments VIT Funds.

As of December 31, 2006, throughout the prospectuses any references to Deutsche Asset Management, Inc. (“DeAM, Inc.”) are deleted and replaced by inserting references to Deutsche Investment Management Americas Inc. (“DIMA”).

If you should have any questions, please call 1-800-782-8380 for assistance.

For more information, see the Prospectus Supplement for DWS Investment VIT Funds dated December 29, 2006.

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Supplement dated January 11, 2007

CWA Scudder Plus

CWA Scudder Elite